Accounting Principles - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	68.70%
Non-controlling shareholders interest	31.30%	31.10%
Cellectis Biologics [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	100.00%